UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21730

The Endowment TEI Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8th FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:

John A. Blaisdell	George J. Zornada
The Endowment TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 06/30/15

Item 1.	Reports to Stockholders.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2015

(Unaudited)

Assets
Investment in the Offshore TEI Fund, at fair value	$120,639,644
Receivable from the Offshore TEI Fund	2,410,000

Total assets	123,049,644

Liabilities and Partners’ Capital
Withdrawals payable	2,410,000
Servicing Fees payable	306,215
Accounts payable and accrued expenses	260,986

Total liabilities	2,977,201

Partners’ capital	120,072,443

Total liabilities and partners’ capital	$123,049,644

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2015

(Unaudited)

Net investment loss allocated from the Offshore TEI Fund:
Dividend income (net of foreign tax withholding of $8,041)	$428,071
Interest income	231,161
Expenses	(1,799,975)

Net investment loss allocated from the Offshore TEI Fund	(1,140,743)

Income of the TEI Fund:
Other Income	237,284

Total income of the TEI Fund	237,284

Expenses of the TEI Fund:
Servicing Fees	607,535
Professional fees	95,580
Other expenses	27,125

Total expenses of the TEI Fund	730,240

Net investment loss of the TEI Fund	(1,633,699)

Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain from investments	5,791,611
Change in unrealized appreciation/depreciation from investments	(2,501,847)

Net realized and unrealized gain from investments allocated from the Offshore TEI Fund	3,289,764

Net increase in partners’ capital resulting from operations	$1,656,065

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2014 and

Six Months Ended June 30, 2015 (Unaudited)

Partners’ capital at December 31, 2013	918,584,996
Contributions	24,171
Withdrawals	(4,047,262)
Transfer of Interests to PMF TEI Fund, L.P.	(789,315,882)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(9,002,269)
Net realized gain from investments	15,799,852
Change in unrealized appreciation/depreciation from investments	(11,196,130)

Net decrease in partners’ capital resulting from operations	(4,398,547)

Partners’ capital at December 31, 2014	$120,847,476

Contributions	1,426,269
Withdrawals	(3,857,367)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,633,699)
Net realized gain from investments	5,791,611
Change in unrealized appreciation/depreciation from investments	(2,501,847)

Net increase in partners’ capital resulting from operations	1,656,065

Partners’ capital at June 30, 2015	$120,072,443

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2015

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$1,656,065
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Offshore TEI Fund	(3,289,764)
Net investment loss allocated from the Offshore TEI Fund	1,140,743
Redemptions from the Offshore TEI Fund	3,114,865
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	1,299,929
Servicing Fees payable	(3,380)
Accounts payable and accrued expenses	(187,759)

Net cash provided by operating activities	3,730,699

Cash flows from financing activities:
Contributions	1,426,269
Withdrawals	(5,156,968)

Net cash used in financing activities	(3,730,699)

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—

Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 17, 2005, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for The Endowment (Offshore TEI) Fund, Ltd. (the “Offshore TEI Fund”), which in turn is a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the TEI Fund may include the Offshore TEI Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The TEI Fund pursues its investment objective by investing substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, which has the same investment objectives as the Offshore TEI Fund and the TEI Fund. The Master Fund invests its assets in investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The Offshore TEI Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on June 30, 2015, was 37.94%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore TEI Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore TEI Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore TEI Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g) INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax year and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2015, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(h) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the TEI Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The TEI Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The TEI Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the TEI Fund’s limited partnership agreement. The TEI Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund (through the Offshore TEI Fund), are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the TEI Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund and Offshore TEI Fund, generally recommends to the Board that the TEI Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the TEI Fund’s assets are invested in the Master Fund (through the Offshore TEI Fund), the ability of the TEI Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s and Offshore TEI Fund’s repurchase policies. The Master Fund’s and Offshore TEI Fund’s repurchase policies are substantially similar to the TEI Fund’s repurchase policy as any tender offer by the Master Fund (through the Offshore TEI

Fund) is subject to the sole discretion of the Board. In addition, the TEI Fund may determine not to conduct a repurchase offer each time the Master Fund and Offshore TEI Fund conduct a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the TEI Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2015, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore TEI Fund).

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore TEI Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore TEI Fund and Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore TEI Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the TEI Fund invests all of its investable assets in the Offshore TEI Fund, which in turn invests all of its investable assets in the Master Fund, the TEI Fund will not pay the Adviser directly any Investment Management Fee; however, should the TEI Fund not have all of its investments in the

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Offshore TEI Fund, it may be charged the 1.00% Investment Management Fee directly. The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) PLACEMENT AGENTS

The TEI Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the TEI Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the TEI Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(c) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2015, $607,535 was incurred for Servicing Fees.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(9) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net investment loss to average partners’ capital[1]	(2.73)%	(3.55)%	(1.98)%	(2.08)%	(1.88)%	(1.81)%
Expenses to average partners’ capital[1]	4.22%	4.41%	2.61%	2.76%	2.40%	2.08%
Portfolio Turnover[2]	7.60%	16.96%	16.95%	20.88%	26.72%	26.71%
Total return[3,4]	1.37%	5.18%	3.45%	1.24%	(4.25)%	8.49%
Partners’ capital, end of period (000s)	$120,072	$120,847	$918,585	$1,369,867	$1,788,456	$2,111,486

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore TEI Fund and the Master Fund.

2

The TEI Fund is invested exclusively in the Offshore TEI Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

3	Calculated as geometrically linked monthly returns for each month in the period.
4

Calculated including benefit of early repurchase fees in each applicable year. Had these early repurchase fees not been included as income for purposes of the total return calculation, the total return would have remained at 1.24% for 2012, (4.25)% for 2011, and 8.49% for 2010, but would have been 13.66% for 2009.

(10) SUBSEQUENT EVENTS

Effective August 24, 2015, Salient Partners, L.P. (“Salient”)—the parent company of the Master Fund’s Adviser—completed its acquisition of Forward Management (“Forward”). Following Salient’s acquisition of Forward, the Master Fund and the registered investment companies managed by subsidiaries of Salient are now related investment companies.

Management of the TEI Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2015.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2015

(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P, The Endowment TEI Fund, L.P. and The Endowment Institutional TEI Fund W, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000 paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 for each informal Board meeting, a fee of $500 per telephonic Board meeting, annual fees of $625, $625 and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $5,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2015.

Asset Class[1]	Fair Value	%
Closed-End Fund—Credit	$535,310	0.15
Consumer Products	135,618	0.04
Energy	37,345,166	10.61
Event-Driven	13,631,793	3.87
Financials	1,546,122	0.44
Food Technology	299,995	0.09
Global Macro and Trading	76,870,454	21.83
Healthcare	700,000	0.20
Private Equity	134,521,088	38.20
Real Estate	25,292,881	7.19
REIT Residential	322,024	0.09
Relative Value	60,895,904	17.29

Total Investments	$352,096,355	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Form N-Q Filings

The TEI Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The TEI Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 20, 2015, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (“Independent Directors”), considered and approved the continuation of the Investment Management Agreement between the Institutional Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person in executive session and prior to the January 20 meeting to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Institutional Fund’s investment programs, Institutional Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Institutional Fund performance including benchmarks and comparisons to other funds, Institutional Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session, and reported that they had had concluded that the Advisory Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that in light of the significant changes undertaken in dividing and refocusing the Funds that prudent exercise of judgment warranted renewal of

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: Adviser management’s focus designed to increase Fund performance, the background and experience of key investment personnel; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of operations; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality investment management and related services, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Adviser had taken significant steps, including focus of the hedge fund portfolio, to address the Fund’s investment performance. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability of the Adviser is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees reflect the Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Fund, changes in investment decision-making that were implemented, the competitive nature of the investment company market as relevant to the Fund, and the significant decrease in size of the Fund following the implementation of the investor choice plan dividing the

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Fund’s portfolio. The Board noted that it would have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Fund.

The Adviser’s Investment Committee Members

As of the date of the filing, the Investment Committee is responsible for the day-to-day management of the Fund’s portfolio. The Endowment Master Fund, L.P. (the “Master Fund”), The Endowment Institutional Fund, L.P. (the “Institutional Fund”), The Endowment Registered Fund, L.P. (the “Registered Fund”), The Endowment TEI Fund, L.P. (the “TEI Fund”) and The Endowment Institutional TEI Fund W, L.P. (the “Institutional TEI W Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”). The members of the Investment Committee (each an “Investment Committee Member”) are: Messrs. Lee G. Partridge, William B. Hunt and William R. Guinn.

Mr. Partridge has served as an Investment Committee Member since January 15, 2013, and has served as Chief Investment Officer of Salient Partners, L.P. (“Salient”), which owns Salient Trust Co., LTA, a trust company chartered under the laws of the State of Texas, since January 15, 2013. Mr. Hunt has served as an Investment Committee Member since 2014 and as Chief Risk Officer of Salient since 2014. He previously held positions as a Senior Analyst and Portfolio Manager of Iridian Asset Management (from 1996-2011) and Professor at Southern Methodist University (from 1991-2000). Mr. Guinn has served as an Investment Committee Member since 2014 and Director of Salient since 2013. Previously, he held the position of Director of Strategic Partnerships and Opportunistic Investments at the Teacher Retirement System of Texas (2009-2013). Each member of the Investment Committee reviews asset allocation recommendations made by the Adviser’s representatives, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Other Accounts Managed by the Investment Adviser

Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2014: (i) the number of registered investment companies, other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
Lee Partridge
Registered investment companies (1)	13	$3.73 billion	0	$—
Other pooled investment companies (1)	16	$1.43 billion	3	$477.55 million
Other accounts	4,301	$15.13 billion	3	$10.59 billion

William B. Hunt
Registered investment companies (1)	3	$1.25 billion	0	$—
Other pooled investment companies (1)	2	$—	0	$—
Other accounts	0	$—	0	$—

William R. Guinn
Registered investment companies (1)	6	$3.44 billion	0	$—
Other pooled investment companies (1)	5	$1.06 billion	2	$426.78 million
Other accounts	4,300	$5.90 billion	2	$87.82 million

(1)

For registered investment companies and pooled investment vehicles managed, the number of vehicles reported for master-feeder structures includes both the master fund and feeder funds while the corresponding total assets reported reflect the assets of the master fund only.

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between an Investment Committee Member’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member’s day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Investment Committee Members

Messrs. Partridge, Hunt and Guinn indirectly own equity interests in the Adviser. As it relates to the Fund and other funds within the Fund Complex, Messrs. Partridge, Hunt and Guinn receive all of their compensation based on the size of the Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon. Accordingly, they believe that a significant driver of their compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Messrs. Partridge, Hunt and Guinn also indirectly own equity in the advisers to other funds and are compensated based on the size of the funds’ asset bases and the management and servicing fees charged thereon. In addition, Mr. Partridge is a partner and principal executive officer of Salient and related affiliates and subsidiaries (collectively, the “Salient Group”), which pay him a base salary (but no bonus) and is obligated to make distributions of profits to him, as well as the other partners, on an annual basis. Mr. Partridge is responsible for the investment processes and management of the Salient Group. Mr. Partridge believes that to the extent that he is successful in his investment endeavors, the greater the number of assets over time and the more significant his compensation from the Salient Group.

Securities Ownership of Investment Committee Members

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2014 by each Investment Committee Member.

Investment Committee Member	Master Fund	Registered Fund	Institutional Fund	TEI Fund	Institutional TEI W Fund
Lee G. Partridge	None	None	None	None	None

William B. Hunt	None	None	None	None	None

William R. Guinn	None	None	None	None	None

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The TEI Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the TEI Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the TEI Fund’s service providers, including the TEI Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the TEI Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholder Report

June 30, 2015

(Unaudited)

This Page Intentionally Left Blank

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2015

(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $264,402,095)	$305,258,028
Investments in affiliated Investment Funds, at fair value ($59,267,404)	43,999,258
Investments in securities, at fair value ($3,222,048)	2,839,069

Total investments	352,096,355
Cash and cash equivalents	9,202,378
Interest and dividends receivable	348
Advanced contributions to Investment Funds	53,607
Receivable from investments sold	1,385,212
Offshore withholding tax receivable	560,107
Prepaids and other assets	34,847

Total assets	363,332,854

Liabilities and Partners’ Capital
Withdrawals payable	6,325,000
Payable for investments purchased	81,184
Credit facility	35,997,498
Investment Management Fees payable	810,489
Payable to affiliate	801,235
Offshore withholding tax payable	148,093
Administration fees payable	48,112
Payable to Adviser	100,000
Payable to Directors	33,377
Accounts payable and accrued expenses	827,319

Total liabilities	45,172,307

Partners’ capital	318,160,547

Total liabilities and partners’ capital	$363,332,854

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
British Virgin Islands
Private Equity (.04% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		$121,636

Total British Virgin Islands		121,636

Cayman Islands
Energy (1.48% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		3,249,737
Sentient Global Resources Fund IV, L.P.		1,474,051
Global Macro and Trading (4.41% of Partners’ Capital)
CCP Core Macro Fund LP		6,293,058
Cumulus Energy Fund, LP	9,640	7,752,525
Private Equity (13.71% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		43,864
CX Partners Fund Ltd.(1)		3,977,876
Gavea Investment Fund II A, L.P.		172,889
Gavea Investment Fund III A, L.P.(1)		2,177,693
Hillcrest Fund, L.P.		1,696,734
India Asset Recovery Fund L.P.		37,000
J.C. Flowers III L.P.(1)		1,767,844
LC Fund IV, L.P.(1)		3,798,647
New Horizon Capital III, L.P.(1)		4,935,212
Northstar Equity Partners III(1)		1,147,466
Orchid Asia IV, L.P.(1)		1,043,695
Reservoir Capital Partners (Cayman), L.P.		2,293,364
Tiger Global Private Investment Partners IV, L.P.		1,770,214
Tiger Global Private Investment Partners V, L.P.(1)		2,869,690
Tiger Global Private Investment Partners VI, L.P.		2,443,590
Trustbridge Partners II, L.P.(1)		4,230,922
Trustbridge Partners III, L.P.		5,859,606
Trustbridge Partners IV, L.P.(1)		3,337,990
Real Estate (1.18% of Partners’ Capital)
Forum European Realty Income III, L.P.(1)		2,102,718
Phoenix Asia Real Estate Investments II, L.P.		1,424,828
Phoenix Real Estate Fund (T) L.P.		236,441

Total Cayman Islands		66,137,654

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.26% of Partners’ Capital)
Mid Europa Fund III LP(1)		$832,365

Total Guernsey		832,365

Republic of Mauritius
Real Estate (0.75% of Partners’ Capital)
ORBIS Real Estate Fund I(2)		2,389,503

Total Republic of Mauritius		2,389,503

United Kingdom
Private Equity (1.37% of Partners’ Capital)
Darwin Private Equity I L.P.(1)		882,962
Sovereign Capital Limited Partnership III		3,477,518
Real Estate (0.28% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.(1)		198,406
Patron Capital, L.P. II(1)		53,117
Patron Capital, L.P. III		643,102

Total United Kingdom		5,255,105

United States
Energy (10.18% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.(1)		494,961
ArcLight Energy Partners Fund V, L.P.(1)		994,981
CamCap Resources, L.P.		3,367
EIV Capital Fund II, LP		893,502
EMG AE Permian Co-Investment, LP		2,995,080
EnCap Energy Capital Fund VII-B LP(1)		484,982
EnCap Energy Infrastructure TE Feeder, L.P.(1)		586,704
Energy & Minerals Group Fund II, L.P.(1)		2,940,706
Intervale Capital Fund, L.P.(1)		846,429
Merit Energy Partners G, L.P.(1)		2,798,157
Midstream & Resources Follow-On Fund, L.P.(1)		5,394,805
NGP Energy Technology Partners II, L.P.		977,408
NGP IX Offshore Fund, L.P.(1)		1,930,339
NGP Midstream & Resources, L.P.(1)		3,069,235
Quantum Parallel Partners V, LP		6,371,253
Tenaska Power Fund II-A, L.P.(1)		1,590,178
Tocqueville Gold Partners, L.P.		24,160

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (4.29% of Partners’ Capital)
BDCM Partners I, L.P.		$3,825,245
Brevan Howard Argentina Fund, L.P.		1,876,801
Credit Distressed Blue Line Fund, L.P.(2)		2,046,661
Fortelus Special Situations Fund LP		454,244
Harbinger Capital Partners Fund I, L.P.(2)		4,221,138
Harbinger Capital Partners Fund II, L.P.		322,550
Harbinger Capital Partners Special Situations Fund, L.P.		339,093
Harbinger Class L Holdings (U.S.), LLC		19,627
Harbinger Class LS Holdings I (U.S.) Trust	592	130,264
Harbinger Class PE Holdings (U.S.) Trust	1	202,327
Prospect Harbor Credit Partners LP		193,843
Global Macro and Trading (19.75% of Partners’ Capital)
Blueshift Energy Fund, LP(2)		20,173,183
D.E. Shaw Heliant Fund, LLC		16,225,116
Kepos Alpha Fund LP		15,533,003
Mirarc Domestic Fund, LP(3)		10,867,911
Passport Global Strategies III Ltd.	348	25,658
Private Equity (26.79% of Partners’ Capital)
Accel-KKR Capital Partners III, LP		1,985,354
Advent Latin American Private Equity Fund IV-F L.P.		551,016
Advent Latin American Private Equity Fund V-F L.P.		1,959,178
Artis Juicy SPV, L.P.		296,784
Artis Ventures II, L.P.		2,629,097
Audax Mezzanine Fund II, L.P.(1)		602,432
Audax Mezzanine Fund III, L.P.(1)		10,520,429
BDCM Opportunity Fund II, L.P.(1)		1,760,178
Black River Commodity Multi-Strategy Fund LLC		44,704
Capital Royalty Partners LP(1)		136,027
Catterton Growth Partners, L.P.		2,668,486
CCM Small Cap Value Qualified Fund, L.P.(2)		370,737
Chrysalis Ventures III, L.P.		375,050
Column Group II, LP		1,930,208
Crosslink Crossover Fund IV, L.P.		83,284
Crosslink Crossover Fund V, L.P.		622,366
Crosslink Crossover Fund VI, L.P.		3,019,978
Dace Ventures I, LP		227,610
Fairhaven Capital Partners, L.P.		1,476,000

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (26.79% of Partners’ Capital) (continued)
Founders Fund III, LP		$3,974,566
Founders Fund IV, LP		4,446,114
Garrison Opportunity Fund II A LLC		2,332,160
Garrison Opportunity Fund LLC		2,387,320
HealthCor Partners Fund, L.P.		1,406,015
Highland Credit Strategies Liquidation Vehicle Onshore		339,375
ILS Property & Casualty Master Fund Ltd.		1,047,297
Ithan Creek Partners, L.P.		1,384,923
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III L.P.		1,667,073
Middle East North Africa Opportunities Fund, L.P.(1)(2)	728	95,705
Monomoy Capital Partners II, L.P.		869,978
Monomoy Capital Partners, L.P.		312,665
Ovation Tax Lien Fund, LP		3,993,333
Pine Brook Capital Partners, L.P.(1)		2,695,348
Pinto America Growth Fund, L.P.		398,863
Private Equity Investment Fund V, L.P.(1)		6,985,764
Saints Capital VI, L.P.		1,783,489
Samlyn Onshore Fund, LP		59,496
Sanderling Venture Partners VI Co-Investment Fund, L.P.		224,980
Sanderling Venture Partners VI, L.P.		182,072
Sterling Capital Partners II, L.P.(1)		209,776
Sterling Group Partners II, L.P.		105,255
Sterling Group Partners III, L.P.		2,643,185
Strategic Value Global Opportunities Fund I-A, L.P.		142,885
TAEF Fund, LLC		450,473
Tenaya Capital V, LP		748,716
Tenaya Capital VI, LP		1,275,457
The Column Group, LP		2,177,880
The Raptor Global Fund L.P.	222	112,857
Trivest Fund IV, L.P.(1)		1,983,676
Tuckerbrook SB Global Distressed Fund I, L.P.		655,587
Valiant Capital Partners LP		622,379
VCFA Private Equity Partners IV, L.P.(1)		143,580
VCFA Venture Partners V, L.P.		728,103
Voyager Capital Fund III, L.P.		631,555
WestView Capital Partners II, L.P.(1)		4,698,914

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (5.22% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.(1)		$65,244
Cypress Realty VI Limited Partnership		758,038
Florida Real Estate Value Fund, L.P.		794,084
GTIS Brazil Real Estate Fund (Brazilian Real) LP(1)		2,448,553
Lone Star Real Estate Fund II (U.S.), L.P.		372,822
Monsoon Infrastructure & Realty Co-Invest, L.P.(1)		2,712,873
Northwood Real Estate Co-Investors LP(1)		1,175,228
Northwood Real Estate Partners LP(1)		1,979,074
Parmenter Realty Fund III, L.P.(1)		468,416
Parmenter Realty Fund IV, L.P.(1)		1,083,830
Pearlmark Mezzanine Realty Partners III, L.L.C.(1)		1,229,995
Pennybacker II, LP(1)		665,055
SBC Latin America Housing US Fund, LP		1,794,892
Square Mile Partners III LP(1)		1,063,385
Relative Value (18.76% of Partners’ Capital)
Citadel Wellington LLC		23,608,252
Eton Park Fund, L.P.		348,221
King Street Capital, L.P.		180,909
Magnetar Capital Fund LP		494,163
Magnetar SPV LLC		254,583
Millennium USA LP		24,786,333
Napier Park IG Muni First Loss Fund, LP		1,999,631
OZ Asia Domestic Partners, LP(1)		279,629
PIPE Equity Partners, LLC(2)		984,959
PIPE Select Fund, LLC(2)		2,849,461
Providence MBS Fund, LP		3,723,109
Stark Investments Ltd Partnership(1)		7,618
Stark Select Asset Fund, LLC		153,304

Total United States		270,373,063

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		345,109,326	108.47%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.07% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		225,131

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies (continued)
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies (continued)
Private Equity (0.11% of Partners’ Capital)
Q China Holdings Ltd.	1,052	$111,424
Q India Holdings Ltd.	2,429	182,991
Quorum Fund Ltd.	1,608	69,405
Relative Value (0.39% of Partners’ Capital)
CRC Credit Fund Ltd.	9,080	1,108,592
Overseas CAP Partners, Inc.	14	117,140

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		1,814,683

Total Passive Foreign Investment Companies		1,814,683	0.57%

Private Corporations
United States
Real Estate (0.51% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		301,633
Legacy Partners Realty Fund III, Inc.		1,206,977
Net Lease Private REIT VI, Inc.		52,809
Net Lease Private REIT VII, Inc.		35,929
Net Lease Private REIT VII-A, Inc.		35,929

Total Private Corporations		1,633,277	0.51%

Total Investments in Investment Funds (Cost $322,969,499)		348,557,286	109.55%

Investments in Securities
Common Stocks
Japan
Consumer Products (0.04% of Partners’ Capital)
Aderans Co., Ltd.(1)	15,700	135,618
United States
Financials (0.49% of Partners’ Capital)
Ellington Financial LLC(1)	83,529	1,546,122

Total Common Stocks		1,681,740	0.53%

Preferred Stocks
United States
Food Technology (0.09% of Partners’ Capital)
Credible Inc., Series A Preferred Stock	19,842	299,995

Total Preferred Stocks		299,995	0.09%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Registered Investment Company
United States
Closed-End Fund—Credit (0.17% of Partners’ Capital)
Nexpoint Credit Strategies Fund(1)	73,030	$535,310
REIT Residential (0.10% of Partners’ Capital)
Nexpoint Residential Trust, Inc.	23,978	322,024

Total Registered Investment Company		857,334	0.27%

Total Investments in Securities (Cost $3,222,048)		2,839,069	0.89%

Purchase Agreements
Convertible Note Purchase Agreement
United States
Healthcare (0.22% of Partners’ Capital)
Nuclea Biotechnologies, Inc.(4)		700,000

Total Purchase Agreements (Cost $700,000)		700,000	0.22%

Total Investments (Cost $326,891,547)		$352,096,355	110.66%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2015 were $41,571,939. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital. (See Note 5b)
(4)

Restricted securities are exempt from registration under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. See footnote 2(l) in the Notes to Financial Statements for further information.

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2015

(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $21,113)	$1,125,669
Interest income	606,654
Other Income	423,744

Total investment income	2,156,067

Expenses:
Investment Management Fees	1,606,433
Administration fees	95,924
Professional fees	319,682
Consulting fees	48,150
Custodian fees	18,627
Directors fees	55,754
Interest expense	461,604
Offshore withholding tax expense	972,863
Other expenses	135,432

Total expenses	3,714,469

Net investment loss	(1,558,402)

Net realized and unrealized gain (loss):
Net realized gain from investments and foreign currency translations	15,347,227
Net realized loss from affiliated Investment Funds	(155,295)
Change in unrealized appreciation/depreciation	(6,535,965)

Net realized and unrealized gain	8,655,967

Net increase in partners’ capital resulting from operations	$7,097,565

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2014 and

Six Months Ended June 30, 2015 (Unaudited)

Partners’ capital at December 31, 2013	$2,064,041,426
Contributions	352,657
Withdrawals	(24,684,806)
Transfer of Interests to The Endowment PMF Master Fund, L.P.	(1,723,272,229)
Net increase in partners’ capital resulting from operations:
Net investment loss	(11,112,572)
Net realized gain from investments and foreign currency translations	42,983,607
Net realized gain from futures contracts	7,029,230
Net realized loss from purchased options	(9,921,550)
Net realized gain from swap agreements	1,557,910
Net realized gain from redemptions in-kind	535,395
Net realized loss from affiliated Investment Funds	(3,987,385)
Change in unrealized appreciation/depreciation	(24,361,486)

Net increase in partners’ capital resulting from operations	2,723,149

Partners’ capital at December 31, 2014	319,160,197

Contributions	61,263
Withdrawals	(8,158,478)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,558,402)
Net realized gain from investments and foreign currency translations	15,347,227
Net realized loss from affiliated Investment Funds	(155,295)
Change in unrealized appreciation/depreciation	(6,535,965)

Net increase in partners’ capital resulting from operations	7,097,565

Partners’ capital at June 30, 2015	$318,160,547

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2015

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$7,097,565
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(52,932,462)
Proceeds from disposition of investments	41,310,520
Net realized gain from investments	(15,523,225)
Net realized loss from affiliated Investment Funds	155,295
Change in unrealized appreciation/depreciation from investments	6,581,703
Change in operating assets and liabilities:
Advanced contributions to Investment Funds	5,946,393
Interest and dividends receivable	2,133
Foreign currency, at value	773,727
Receivable from investments sold	11,735,609
Receivable from affiliated investments sold	6,716
Offshore withholding tax receivable	1,005,778
Prepaids and other assets	(4,115)
Payable for investments purchased	81,184
Investment Management Fees payable	(6,779)
Payable to affiliate	379,230
Offshore withholding tax payable	148,093
Administration fees payable	(22,569)
Payable to Adviser	(34,709)
Payable to Directors	(2,500)
Accounts payable and accrued expenses	(371,582)

Net cash provided by operating activities	6,326,005

Cash flows from financing activities:
Borrowings on credit facility	(2,502)
Contributions	61,263
Withdrawals	(11,680,514)

Net cash used in financing activities	(11,621,753)

Net change in cash and cash equivalents	(5,295,748)
Cash and cash equivalents at beginning of year	14,498,126

Cash and cash equivalents at end of year	$9,202,378

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$1,384,877
Cash paid for interest	461,604

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2015.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed and are typically categorized as Level 1 in fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedules of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

As of June 30, 2015, the Master Fund held no direct investments in derivate instruments.

The Master Fund may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2015, the Master Funds is subject to master netting agreements that allow for amounts owed between the Master Fund and its counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At June 30, 2015, the Master Fund had one ISDA Master Agreement in place with Goldman Sachs for which master netting agreements (“MNA”) apply only to amounts owed in the same currency and in respect of the same transaction.

As of June 30, 2015, the Master Fund held no investments subject to a MNA.

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(i) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(j) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax year and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2015, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

(k) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(l) RESTRICTED SECURITIES

The Master Fund may invest a portion or all of the value of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of an Investment Fund’s net assets that may be invested in illiquid securities.

The restricted securities held at June 30, 2015 are identified below and are also presented in the Master Fund’s Schedule of Investments.

Security	% of Partners’ Capital	Acquisition Dates	Principal Amount	Cost	Fair Value
Nuclea Biotechnologies, Inc.*	0.2%	1/5/15	$700,000	$700,000	$700,000

Total Restricted Securities	0.2%		$700,000	$700,000	$700,000

*	Security has been deemed illiquid by the Adviser based on procedures approved by the Board.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2—investments with other significant observable inputs

•	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. The retroactive application of ASU 2015-07 results in the exclusion of any Investment Funds valued using NAV as practical expedient from the investment roll forward included in the December 31, 2014 audited financial statements. As a result of adopting ASU 2015-07, Investment Funds with a fair value of $344,834,177 are excluded from the fair value hierarchy as of June 30, 2015.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	Investments Valued at NAV	Total Investments
	Investments	Investments	Investments
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$37,120,035	$37,120,035
Event-Driven	—	—	—	13,631,793	13,631,793
Global Macro and Trading	—	—	—	76,870,454	76,870,454
Private Equity	—	—	—	134,157,268	134,157,268
Real Estate	—	—	—	23,659,604	23,659,604
Relative Value	—	3,723,109	—	55,947,063	59,670,172
Passive Foreign Investment Companies
Energy	—	—	—	225,131	225,131
Private Equity	—	—	—	363,820	363,820
Relative Value	—	—	—	1,225,732	1,225,732
Private Corporations
Real Estate	—	—	—	1,633,277	1,633,277
Investment Securities
Common Stocks
Consumer Products	135,618	—	—	—	135,618
Financials	1,546,122	—	—	—	1,546,122
Preferred Stocks
Food Technology	—	—	299,995	—	299,995
Registered Investment Company
Closed-End Fund—Credit	535,310	—	—	—	535,310
REIT Residential	322,024	—	—	—	322,024
Convertible Note Purchase Agreement
Healthcare	—	—	700,000	—	700,000

Total	$2,539,074	$3,723,109	$999,995	$344,834,177	$352,096,355

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for the investment held as of June 30, 2015:

	Fair Value as of June 30, 2015	Valuation Technique	Liquidity of Investments	Adjustments to NAV
Investments
Investment Securities
Preferred Stocks
Food Technology	$299,995	Cost of Capital*	Daily	None
Purchase Agreements
Convertible Note Purchase Agreement
Healthcare	700,000	Cost of Capital*	Non-redeemable	None

Total Investments	$999,995

*	Unobservable valuation input. Fair Value equates to cost.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

The following is a reconciliation of the Level 3 investment held at June 30, 2015 based on the inputs used to determine fair value:

	Balance as of December 31, 2014	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2015
Investments
Investment Securities
Preferred Stocks
Food Technology	$—	$299,995	$—	$—	$—	$299,995
Purchase Agreements
Convertible Note Purchase Agreement
Healthcare	—	700,000	—	—	—	700,000

Total Investments	$—	$999,995	$—	$—	$—	$999,995

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2015 is $0.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2015, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$37,345	$9,073	up to 15 years	N/A	N/A	0-15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	13,632	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	$76,870	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	134,521	$26,306	up to 10 years	N/A	N/A	0-10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	25,293	6,192	up to 10 years	N/A	N/A	0-10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	60,896	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$348,557	$41,571

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2015:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms
Blueshift Energy Fund, L.P.	6.34%	Blueshift Energy Fund, L.P. invests substantially all of its assets in Blueshift Energy Master Fund, LP. Blueshift Energy Master Fund, LP was organized for the purpose of seeking capital appreciation of its assets through the speculative trading of commodity interests, including commodity options and futures contracts.	Monthly	0-3 months; 2% early repurchase fee

Citadel Wellington LLC	7.42%	Citadel Wellington LLC seeks to achieve consistently high risk-adjusted rates of return in connection with the strategies employed. Citadel Advisors LLC generally employs, for the benefit of Citadel Wellington LLC, complex proprietary investment strategies, based on quantitative analysis as well as fundamental research, taking both long and short positions in a broad range of investment instruments, including securities, options, futures, currencies, derivatives and other assets.	Quarterly	5% fund level gate subject to quarterly withdrawal allowances

D.E. Shaw Heliant Fund, LLC	5.10%	The principal objective of the Fund is to achieve positive returns from capital appreciation (whether short term or long term) and income generation. The Fund is also expected to pursue what Investment Adviser considers to be a “global macro” investment strategy based in whole or in part on analysis of various global macroeconomic events and data.	Monthly	Monthly withdrawals subject to 8.33% investor level gate or 90 days notice; Up to 100% of contributed capital, subject to quarterly withdrawal adjustments

Millenium USA LP	7.79%	Millenium USA, LP invests a substantial portion of its capital in Millenium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.	Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the year, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2015 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 3.0% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations of up to 30% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $52,932,462 and $13,861,788, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2015, was $326,891,547, resulting in accumulated net unrealized appreciation of $25,204,808 consisting of $63,768,674 in gross unrealized appreciation and $38,563,866 in gross unrealized depreciation.

During the six months ended June 30, 2015, certain investments were received through a transfer-in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related cost were as follows:

Investments Redeemed	Fair Value	Cost	Realized Gain (Loss) on Transfers In-Kind	Unrealized Gain (Loss) on Transfers In-Kind	Investments Received
Tiger Global Private Investment Partners V, L.P.	$7,994,306	$7,798,116	$196,190	$—	JD.com, Inc.

	$7,994,306	$7,798,116	$196,190	$—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At June 30, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 6/30/2015	Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2015	Interest/ Dividend Income
Blueshift Energy Fund, LP			$20,211,256	$2,000,000	$(3,570)	$3,570	$(2,038,073)	$20,173,183	$—
CCM Small Cap Value Qualified Fund, L.P.			293,162	—	—	—	77,575	370,737	—
Credit Distressed Blue Line Fund, L.P.			1,626,518	—	—	—	420,143	2,046,661	—
Harbinger Capital Partners Fund I, L.P.			2,659,886	—	—	—	1,561,252	4,221,138	—
Middle East North Africa Opportunities Fund, L.P.	728	728	123,897	—	—	—	(28,192)	95,705	—
Mirarc Domestic Fund, LP			13,140,235	—	—	—	(2,272,324)	10,867,911	—
ORBIS Real Estate Fund I			2,361,326	28,029	(28,029)	—	28,177	2,389,503	—
PIPE Equity Partners, LLC			1,334,510	—	(65,679)	(133,155)	(150,717)	984,959	—
PIPE Select Fund LLC			3,113,587	—	(169,367)	(25,710)	(69,049)	2,849,461	—

			$44,864,377	$2,028,029	$(266,645)	$(155,295)	$(2,471,208)	$43,999,258	$—

*	Sales include return of capital

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides the Master Fund with, compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. As of June 30, 2015, the Master Fund had $318,160,547 in partners’ capital. The total administration fee incurred for the six months ended June 30, 2015, was $95,924.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2015, $1,606,433 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2015, the two largest non-affiliated sub-placement agents service approximately 55.59% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9) FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on October 29, 2014. The terms of the Credit Agreement provide a $60,000,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 1.50% per annum on unused capacity above a certain threshold plus interest accruing

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus 2.24% per annum as defined in the Credit Agreement. The average principal balance and weighted average interest rate for the six months ended June 30, 2015, was approximately $36,000,000 and 2.51% respectively. At June 30, 2015, the principal balance outstanding was $35,997,498 at an interest rate of 2.52%. The Credit Agreement expires on October 29, 2018.

(10) FINANCIAL HIGHLIGHTS

	Six Months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Net investment loss to average partners’ capital[1]	(0.98)%	(1.79)%	(0.74)%	(0.81)%	(0.75)%
Expenses to average partners’ capital[1,2]	1.44%	2.68%	1.37%	1.49%	1.27%
Portfolio turnover	4.08%	16.96%	16.95%	20.88%	26.72%
Total return[3]	2.23%	6.43%	4.67%	2.50%	(3.18)%
Partners’ capital, end of period (000s)	$318,161	$319,160	$2,064,041	$3,071,734	$4,301,279

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year.
2

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

3	Calculated as geometrically linked monthly returns for each month in the period.

(11) SUBSEQUENT EVENTS

Effective August 24, 2015, Salient Partners, L.P. (“Salient”)—the parent company of the Master Fund’s Adviser—completed its acquisition of Forward Management (“Forward”). Following Salient’s acquisition of Forward, the Master Fund and the registered investment companies managed by subsidiaries of Salient are now related investment companies.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2015.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2015

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P, The Endowment TEI Fund, L.P. and The Endowment Institutional TEI Fund W, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000, paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, an annual fee of $833 for each Compliance committee member and $625 for each Audit and Valuation committee member, an annual fee of $5,000 for the valuation committee chairman and $3,000 for each other committee chair, each of which is paid quarterly, and an annual fee of $5,000, paid quarterly, to the Lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2015.

Asset Class[1]	Fair Value	%
Closed-End Fund—Credit	$535,310	0.15
Consumer Products	135,618	0.04
Energy	37,345,166	10.61
Event-Driven	13,631,793	3.87
Financials	1,546,122	0.44
Food Technology	299,995	0.09
Global Macro and Trading	76,870,454	21.83
Healthcare	700,000	0.20
Private Equity	134,521,088	38.20
Real Estate	25,292,881	7.19
REIT Residential	322,024	0.09
Relative Value	60,895,904	17.29

Total Investments	$352,096,355	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 20, 2015, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (“Independent Directors”), considered and approved the continuation of the Investment Management Agreement between the Institutional Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person in executive session and prior to the January 20 meeting to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Institutional Fund’s investment programs, Institutional Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Institutional Fund performance including benchmarks and comparisons to other funds, Institutional Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session, and reported that they had concluded that the Advisory Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that in light of the significant

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

changes undertaken in dividing and refocusing the Funds that prudent exercise of judgment warranted renewal of the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: Adviser management’s focus designed to increase Fund performance, the background and experience of key investment personnel; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of operations; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality investment management and related services, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Adviser had taken significant steps, including focus of the hedge fund portfolio, to address the Fund’s investment performance. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability of the Adviser is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees reflect the Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Fund, changes in investment decision-making that were implemented, the competitive nature of the investment company market as relevant to the Fund, and the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

significant decrease in size of the Fund following the implementation of the investor choice plan dividing the Fund’s portfolio. The Board noted that it would have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Fund.

The Adviser’s Investment Committee Members

As of the date of the filing, the Investment Committee is responsible for the day-to-day management of the Fund’s portfolio. The Endowment Master Fund, L.P. (the “Master Fund”), The Endowment Institutional Fund, L.P. (the “Institutional Fund”), The Endowment Registered Fund, L.P. (the “Registered Fund”), The Endowment TEI Fund, L.P. (the “TEI Fund”) and The Endowment Institutional TEI Fund W, L.P. (the “Institutional TEI W Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”). The members of the Investment Committee (each an “Investment Committee Member”) are: Messrs. Lee G. Partridge, William B. Hunt and William R. Guinn.

Mr. Partridge has served as an Investment Committee Member since January 15, 2013, and has served as Chief Investment Officer of Salient Partners, L.P. (“Salient”), which owns Salient Trust Co., LTA, a trust company chartered under the laws of the State of Texas, since January 15, 2013. Mr. Hunt has served as an Investment Committee Member since 2014 and as Chief Risk Officer of Salient since 2014. He previously held positions as a Senior Analyst and Portfolio Manager of Iridian Asset Management (from 1996-2011) and Professor at Southern Methodist University (from 1991-2000). Mr. Guinn has served as an Investment Committee Member since 2014 and Director of Salient since 2013. Previously, he held the position of Director of Strategic Partnerships and Opportunistic Investments at the Teacher Retirement System of Texas (2009-2013). Each member of the Investment Committee reviews asset allocation recommendations made by the Adviser’s representatives, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Other Accounts Managed by the Investment Adviser

Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2014: (i) the number of registered investment companies, other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
Lee Partridge
Registered investment companies (1)	13	$3.73 billion	0	$—
Other pooled investment companies (1)	16	$1.43 billion	3	$477.55 million
Other accounts	4,301	$15.13 billion	3	$10.59 billion

William B. Hunt
Registered investment companies (1)	3	$1.25 billion	0	$—
Other pooled investment companies (1)	2	$—	0	$—
Other accounts	0	$—	0	$—

William R. Guinn
Registered investment companies (1)	6	$3.44 billion	0	$—
Other pooled investment companies (1)	5	$1.06 billion	2	$426.78 million
Other accounts	4,300	$5.90 billion	2	$87.82 million

(1)

For registered investment companies and pooled investment vehicles managed, the number of vehicles reported for master-feeder structures includes both the master fund and feeder funds while the corresponding total assets reported reflect the assets of the master fund only.

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between an Investment Committee Member’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member’s day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Investment Committee Members

Messrs. Partridge, Hunt and Guinn indirectly own equity interests in the Adviser. As it relates to the Fund and other funds within the Fund Complex, Messrs. Partridge, Hunt and Guinn receive all of their compensation based on the size of the Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon. Accordingly, they believe that a significant driver of their compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Messrs. Partridge, Hunt and Guinn also indirectly own equity in the advisers to other funds and are compensated based on the size of the funds’ asset bases and the management and servicing fees charged thereon. In addition, Mr. Partridge is a partner and principal executive officer of Salient and related affiliates and subsidiaries (collectively, the “Salient Group”), which pay him a base salary (but no bonus) and is obligated to make distributions of profits to him, as well as the other partners, on an annual basis. Mr. Partridge is responsible for the investment processes and management of the Salient Group. Mr. Partridge believes that to the extent that he is successful in his investment endeavors, the greater the number of assets over time and the more significant his compensation from the Salient Group.

Securities Ownership of Investment Committee Members

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2014 by each Investment Committee Member.

Investment Committee Member	Master Fund	Registered Fund	Institutional Fund	TEI Fund	Institutional TEI W Fund
Lee G. Partridge	None	None	None	None	None

William B. Hunt	None	None	None	None	None

William R. Guinn	None	None	None	None	None

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Independent Directors

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Directors and Officers

A. Haag Sherman, Director

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Jeremy Radcliffe, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

UMB Fund Services, Inc.

Milwaukee, WI

Custodian

Citibank, N.A.

New York, NY

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

THE ENDOWMENT FUND®

4265 San Felipe
8th Floor
Houston, Texas 77027
Tel 800-725-9456
Fax 713-993-4698

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 27, 2015

By (Signature and Title)	/s/Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 27, 2015

By (Signature and Title)	/s/Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	August 27, 2015

By (Signature and Title)	/s/John E. Price
John E. Price
Principal Financial Officer

Date:	August 27, 2015